Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 750.5	$ 521.9	$ 562.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	211.8	160.2	142.6
Amortization	42.9	46.4	59.0
Non-cash stock compensation expense	44.7	36.7	34.5
Deferred income taxes and tax benefit of stock compensation plan transactions	(85.1)	(22.0)	(19.1)
Changes in assets and liabilities, net of translation, acquisitions and non-cash items:
Receivables	(144.0)	(461.1)	(81.4)
Inventories	(368.9)	(397.1)	(3.8)
Accounts payable and accrued liabilities	213.0	200.8	(291.7)
Other assets and liabilities, net	18.0	122.7	(108.8)
Net cash provided by operating activities	682.9	208.5	294.2
Cash flows from investing activities:
Proceeds from sales and maturities of short-term investments	1,031.7	15.2	0
Purchases of short-term investments	(1,125.4)	(438.0)	0
Capital expenditures	(427.2)	(388.1)	(200.7)
Acquisitions, net of cash acquired	(349.3)	(421.3)	(40.9)
Proceeds from sales of plant and equipment	27.6	19.6	12.4
Net cash used for investing activities	(842.6)	(1,212.6)	(229.2)
Cash flows from financing activities:
Short-term loan borrowings (repayments), net	(41.9)	45.7	(8.4)
Issuance of senior debt	499.3	747.8	0
Debt issuance costs	(3.4)	(4.7)	0
Redemption of convertible debentures	0	(705.7)	0
Purchase of equity call options, net	0	(12.2)	0
Purchase of treasury stock	(21.3)	(2.4)	(124.0)
Proceeds from stock option exercises, net of tax payments from stock compensation plan transactions	12.3	21.5	36.3
Excess tax benefits from stock compensation plan transactions	11.1	9.0	16.4
Principal payments on capital leases	(11.3)	(8.2)	(6.6)
Net cash provided by (used for) financing activities	444.8	90.8	(86.3)
Effect of translation on cash	1.8	(20.3)	(7.2)
Increase (decrease) in cash and cash equivalents	286.9	(933.6)	(28.5)
Cash and cash equivalents, beginning of year	898.9	1,832.5	1,861.0
Cash and cash equivalents, end of year	$ 1,185.8	$ 898.9	$ 1,832.5